INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Income Taxes Details Narrative
Deferred tax assets	$ 142,000	$ 813,669
Net operating loss carryforwards expiry date	2031